Stockholders' Equity - Shares Reserved for Future Issuance (Details)	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	105,365
Common stock reserved for Earn-out
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	23,460
Public and private warrants to purchase common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	4,260
Common stock options outstanding and unvested RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	66,971
Shares available for future grant under 2021 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	7,259
Shares available for future grant under 2021 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	3,415